SEGMENT INFORMATION - Reconciliation of Segment Operating Profit (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	$ 9,240	$ 5,755	$ 7,552
Consolidated operating profit or loss	9,240	5,755	7,552
Other operating income	1,365	433	1,026
Other operating expenses	(12)	0	(3)
Net impairment loss on financial and contract assets	(585)	(4,640)	(508)
Operating profit	10,008	1,548	8,067
Finance costs	(2,304)	(2,527)	(1,650)
Finance income	208	205	120
Share of loss of associates	(2)	(2)	(1)
Exchange gain	823	679	143
Other income	878	570	889
Other expenses	(234)	(9)	(3)
Profit before tax	9,377	464	7,565
Segment operating profit/(loss)
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	11,886	8,303	10,645
Net impairment loss on financial and contract assets	(585)	(4,640)
Finance income	204	200	119
Corporate expenses and others
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	(2,646)	(2,548)	(3,093)
Corporate expenses and others	(2,646)	(2,548)	(3,093)
Net impairment loss on financial and contract assets	0	0
Finance income	4	5	1
Segment reconciling items
Disclosure Of Operating Segments [Line Items]
Other operating income	1,365	433	1,026
Other operating expenses	(12)	0	(3)
Net impairment loss on financial and contract assets	(585)	(4,640)	(508)
Finance costs	(2,304)	(2,527)	(1,650)
Finance income	208	205	120
Share of loss of associates	(2)	(2)	(1)
Exchange gain	823	679	143
Other income	878	570	889
Other expenses	$ (234)	$ (9)	$ (3)